CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Millions	Total	Previously Reported	Revision of Prior Period, Adjustment	Revision of Prior Period, Adjusted	Common Shares	Common Shares Previously Reported	Common Shares Revision of Prior Period, Adjusted	Treasury Stock	Treasury Stock Previously Reported	Treasury Stock Revision of Prior Period, Adjusted	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Additional Paid-in Capital Revision of Prior Period, Adjustment	Additional Paid-in Capital Revision of Prior Period, Adjusted	Retained Earnings	Retained Earnings Previously Reported	Retained Earnings Revision of Prior Period, Adjustment	Retained Earnings Revision of Prior Period, Adjusted	Accumulated Other Comprehensive Income (Loss)	Accumulated Other Comprehensive Income (Loss) Previously Reported	Accumulated Other Comprehensive Income (Loss) Revision of Prior Period, Adjustment	Accumulated Other Comprehensive Income (Loss) Revision of Prior Period, Adjusted	Noncontrolling Interests	Noncontrolling Interests Previously Reported	Noncontrolling Interests Revision of Prior Period, Adjustment	Noncontrolling Interests Revision of Prior Period, Adjusted	Redeemable Noncontrolling Interest	Redeemable Noncontrolling Interest Previously Reported	Redeemable Noncontrolling Interest Revision of Prior Period, Adjusted
Beginning balance at Dec. 31, 2020	$ 4,989				$ 25			$ (109)			$ 4,388				$ 3,279				$ (2,676)				$ 82
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2020																											$ 40
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	423														408								15
Net income, redeemable non controlling interests																											2
Other comprehensive income (loss), net of tax	40																		38				2
Dividends paid																											(1)
Common shares issued from treasury stock and capital increase for share-based compensation								4			(4)
Share-based compensation expense	15										15
Other changes	(2)										(2)
Ending balance at Mar. 31, 2021	5,465				25			(105)			4,397				3,687				(2,638)				99
Ending balance, redeemable noncontrolling interests at Mar. 31, 2021																											41
Beginning balance at Dec. 31, 2021	6,808	$ 6,808	$ (1,654)	$ 5,154		$ 25	$ 25		$ (84)	$ (84)		$ 4,464	$ (3,044)	$ 1,420		$ 4,818	$ 1,464	$ 6,282		$ (2,445)	$ (52)	$ (2,497)		$ 30	$ (22)	$ 8
Beginning balance, redeemable noncontrolling interests at Dec. 31, 2021	45																											$ 45	$ 45
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	333														333
Net income, redeemable non controlling interests																											3
Other comprehensive income (loss), net of tax	130																		130
Dividends paid																											(1)
Acquisition of treasury stock	(21)							(21)
Share-based compensation expense	18										18
Other changes	(5)										(4)												(1)
Ending balance at Mar. 31, 2022	5,609				$ 25			$ (105)			$ 1,434				$ 6,615				$ (2,367)				$ 7
Ending balance, redeemable noncontrolling interests at Mar. 31, 2022	$ 47																										$ 47